INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 9,010	$ 7,610	$ 8,641